Financial Instruments - Movement in the impairment loss allowance for the financial assets exposed to credit risks that are not measured at FVPTL (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Percentage of cash and cash equivalents and fixed term deposits are held with a single financial institution	64.00%	52.00%
BBB- to AAA
Disclosure of financial assets [line items]
Impairment loss allowance brought forward, beginning balance	€ (135)	€ (260)
Reversals of expected credit losses	119	256
Additions to expected credit losses	(62)	(131)
Impairment loss allowance carried forward, ending balance	(78)	(135)
BBB- to AAA | Cash And Cash Equivalents
Disclosure of financial assets [line items]
Impairment loss allowance brought forward, beginning balance	(59)	(3)
Reversals of expected credit losses	56
Additions to expected credit losses	(1)	(56)
Impairment loss allowance carried forward, ending balance	(4)	(59)
BBB- to AAA | Fixed Term Deposit
Disclosure of financial assets [line items]
Impairment loss allowance brought forward, beginning balance	(30)	(256)
Reversals of expected credit losses	30	256
Additions to expected credit losses	(61)	(30)
Impairment loss allowance carried forward, ending balance	(61)	(30)
BBB- to AAA | Security Deposits
Disclosure of financial assets [line items]
Impairment loss allowance brought forward, beginning balance	(46)	(1)
Reversals of expected credit losses	33
Additions to expected credit losses		(45)
Impairment loss allowance carried forward, ending balance	€ (13)	€ (46)